Convertible Preferred Shares and Redeemable Convertible Preferred Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 08, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2020 shares
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Proceeds from redeemable convertible preferred stock | ¥		¥ 124,730	¥ 349,395
Series A Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares issued				458,116,000
Preferred stock, shares outstanding				458,116,000
Series B Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, shares issued				153,603,600
Temporary equity, shares outstanding				153,603,600
Series C Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, shares issued				185,665,192
Temporary equity, shares outstanding				185,665,192
Series D Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, shares issued				842,738,782
Temporary equity, shares outstanding				842,738,782
Series D+ Convertible Preferred Shares [Member]
Convertible Preferred Stock and Redeemable Convertible Preferred Stock [Line Items]
Temporary equity, shares issued				55,089,998
Temporary equity, shares outstanding				55,089,998
Proceeds from redeemable convertible preferred stock | $	$ 20,000
Temporary equity shares issued during the period shares	22,035,999